Amplify Lithium & Battery Technology ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 20.6%
BAIC Motor Corp. Ltd. - Class H(a)(b)	678,938	$180,634
BYD Co. Ltd. - Class H	183,968	4,101,538
EVgo, Inc.(c)(d)	235,767	539,906
Li Auto, Inc. - ADR(c)	64,254	1,778,550
Lucid Group, Inc.(c)(d)	141,132	477,026
NIO, Inc. - ADR(c)(d)	99,088	556,875
Panasonic Holdings Corp.	209,229	2,002,304
Polestar Automotive Holding UK PLC - ADR(c)(d)	127,929	277,606
QuantumScape Corp.(c)(d)	33,348	227,100
Rivian Automotive, Inc. - Class A(c)	58,966	902,770
Tesla, Inc.(c)	30,746	5,758,419
Vinfast Auto Ltd.(c)(d)	137,903	820,523
XPeng, Inc. - ADR(c)(d)	52,477	437,133
Yadea Group Holdings Ltd.(a)(b)	183,839	251,140
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	66,825	180,783
		18,492,307

Industrials - 25.5%
Advanced Energy Solution Holding Co. Ltd.	34,764	703,066
ChargePoint Holdings, Inc.(c)(d)	187,724	356,676
Contemporary Amperex Technology Co. Ltd. - Class A	279,525	5,901,929
Ecopro BM Co. Ltd.	8,891	1,422,267
EnerSys	8,009	765,419
Enovix Corp.(c)(d)	59,409	553,098
Eve Energy Co. Ltd. - Class A	221,021	1,070,695
Freyr Battery, Inc.(c)(d)	161,163	217,570
FuelCell Energy, Inc.(c)(d)	461,131	553,357
GS Yuasa Corp.	37,759	550,043
Kempower Oyj(c)(d)	18,293	589,121
L&F Co. Ltd.	7,292	784,027
LG Energy Solution Ltd.(c)	16,195	4,623,156
Li-Cycle Holdings Corp.(c)(d)	284,208	122,238
Lion Electric Co.(c)(d)	310,571	543,499
Microvast Holdings, Inc.(c)(d)	401,569	376,672
Nikola Corp.(c)(d)	541,566	404,712
Plug Power, Inc.(c)(d)	117,550	523,098
Sociedad Quimica y Minera de Chile SA - ADR(d)	28,258	1,188,814
Varta AG(c)(d)	26,076	496,395
Vitzrocell Co. Ltd.	43,851	578,262
Wallbox NV(c)(d)	371,518	542,416
		22,866,530

Information Technology – 10.1%
Lotte Energy Materials Corp.	21,792	515,144
NAURA Technology Group Co. Ltd. - Class A	49,274	1,563,141
NEC Corp.	27,612	1,819,788
Samsung SDI Co. Ltd.	6,016	1,679,062
Simplo Technology Co. Ltd.	67,370	873,887
SolarEdge Technologies, Inc.(c)	10,606	705,299
TDK Corp.	38,127	1,927,851
		9,084,172

Materials - 43.2%(e)
African Rainbow Minerals Ltd.	75,629	749,241
Albemarle Corp.	11,391	1,307,003
Alpha HPA Ltd.(c)	934,546	530,341
AMG Critical Materials NV	21,230	452,783
Aneka Tambang Tbk	6,721,944	660,267
Arcadium Lithium PLC(c)(d)	113,724	556,111
BHP Group Ltd. - ADR(d)	120,096	7,352,278
Chalice Mining Ltd.(c)	431,078	315,333
CMOC Group Ltd. - Class H	2,629,248	1,439,403
Core Lithium Ltd.(c)	2,304,801	294,853
Eramet SA	8,984	623,316
First Quantum Minerals Ltd.	82,821	751,546
Ganfeng Lithium Co. Ltd. - Class H(a)(b)	332,866	889,862
Glencore PLC	857,609	4,569,648
IGO Ltd.	129,700	643,280
Ivanhoe Electric, Inc.(c)	57,165	477,899
Jinchuan Group International Resources Co. Ltd.	9,618,621	701,285
Johnson Matthey PLC	38,910	802,283
Leo Lithium Ltd.(c)(f)	742,011	245,833
Lifezone Metals Ltd.(c)(d)	82,343	494,881
Liontown Resources Ltd.(c)	628,705	424,837
Lithium Americas Argentina Corp.(c)(d)	103,639	459,436
Lithium Americas Corp.(c)(d)	83,443	363,811
Lundin Mining Corp.	133,489	1,090,192
Mineral Resources Ltd.	25,605	1,007,052
MMC Norilsk Nickel PJSC - ADR(c)(f)	182,937	0
MP Materials Corp.(c)	44,348	701,142
Nickel Industries Ltd.	1,285,574	670,505
Patriot Battery Metals, Inc.(c)	78,483	401,624
Piedmont Lithium, Inc.(c)(d)	19,674	300,619
Pilbara Minerals Ltd.	409,588	953,924
Resonac Holdings Corp.	43,155	868,788
Sayona Mining Ltd.(c)	10,419,759	273,436
Sigma Lithium Corp.(c)(d)	27,684	555,341
SK IE Technology Co. Ltd.(a)(b)(c)	15,370	854,497
South32 Ltd.	525,129	1,154,115
Standard Lithium Ltd.(c)(d)	199,030	275,351
Sumitomo Metal Mining Co. Ltd.	36,932	1,029,067
Tianqi Lithium Corp. - Class H	245,699	1,082,679
TMC the metals co., Inc.(c)(d)	517,746	678,248
Umicore SA	35,694	816,619
Vale Indonesia Tbk PT	2,318,195	568,531
W-Scope Corp.(c)	95,910	501,771
		38,889,031
TOTAL COMMON STOCKS (Cost $133,100,797)		89,332,040

SHORT-TERM INVESTMENTS - 22.4%
Money Market Funds - 0.6%
Invesco Government & Agency Portfolio – Institutional Class, 5.25%(g)	453,251	453,251

Investments Purchased with Proceeds from Securities Lending – 21.8%
First American Government Obligations Fund - Class X, 5.18%(g)	19,626,886	19,626,886
TOTAL SHORT-TERM INVESTMENTS (Cost $20,080,137)		20,080,137

TOTAL INVESTMENTS - 121.8% (Cost $153,180,934)		109,412,177
Liabilities in Excess of Other Assets - (21.8)%		(19,585,888)
TOTAL NET ASSETS - 100.0%		$89,826,289

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $2,356,916 or 2.6% of the Fund’s net assets.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. As of January 31, 2024, the value of these securities total $2,356,916or 2.6% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $18,164,858 which represented 20.2% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $245,833 or 0.3% of net assets as of January 31, 2024.

(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Lithium & Battery Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	18,492,307	–	–	18,492,307
Industrials	22,082,503	–	–	22,866,530
Information Technology	9,868,199	–	–	9,084,172
Materials	38,643,198	–	245,833	38,889,031
Common Stocks - Total	$89,086,207	$–	$245,833	$89,332,040
Money Market Funds	20,080,137	–	–	20,080,137
Total Assets	$109,166,344	$–	$245,833	$109,412,177

Refer to the Schedule of Investments for industry classifications.

For the period ended January 31, 2024, there were no transfers into or out of Level 3 for the Fund, except for the below. Below is a reconciliation of securities in Level 3 for the Fund.

BATT	Balance as of 10/31/23	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 01/31/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 01/31/2024
Common Stocks	$237,700	$-	$8,133	$-	$-	$-	$-	$245,833	$8,133

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT			Fair Value as of 01/31/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks			$245,833	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Allocation of Portfolio Holdings by Country as of January 31, 2024
(% of Net Assets)
China	$19,434,362	21.6%
Australia	13,865,787	15.4
United States	13,747,017	15.4
South Korea	10,456,415	11.7
Japan	8,699,612	9.6
Canada	5,163,844	5.6
Switzerland	4,569,648	5.1
Taiwan	1,576,953	1.8
Indonesia	1,228,798	1.3
Chile	1,188,814	1.4
United Kingdom	1,079,889	1.2
Vietnam	820,523	0.9
Belgium	816,619	0.9
South Africa	749,241	0.8
Israel	705,299	0.8
Hong Kong	701,285	0.8
France	623,316	0.7
Finland	589,121	0.7
Jersey	556,111	0.6
Brazil	555,341	0.6
Spain	542,416	0.6
Germany	496,395	0.6
Isle of Man	494,881	0.6
Netherlands	452,783	0.5
Norway	217,570	0.2
Russia	0	–
Money Market Funds	20,080,137	22.4
Liabilities in Excess of Other Assets	(19,585,888)	(21.8)
	$89,826,289	100.0%